Cover	Feb. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity File Number	001-38296
Entity Registrant Name	ID Auto, Inc.
Entity Central Index Key	0001698113
Entity Tax Identification Number	81-3674868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Corporate Drive
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	642-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false